Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 7,730,783	¥ 5,169,540
Carrying amount of associated liabilities	7,271,817	5,116,003
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,432,966	1,353,938
Carrying amount of associated liabilities	1,154,831	1,079,329
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,615,329	1,535,929
Fair value of associated liabilities	1,207,899	1,138,815
Net position	407,430	397,114
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	857,690	1,063,092
Carrying amount of associated liabilities	853,207	1,060,812
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	861,824	1,067,234
Fair value of associated liabilities	853,551	1,061,389
Net position	8,273	5,845
Loans and advances [member] | Others [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	49,151	59,562
Carrying amount of associated liabilities	40,584	49,804
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	48,254	59,169
Fair value of associated liabilities	40,870	50,271
Net position	¥ 7,384	¥ 8,898